Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Consulting fees, wages and bonus	$1,379,489	$1,400,278